Summary of Significant Accounting Policies (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Regulatory Assets and Liabilities [Line Items]
Regulatory Charges In Operating Expense Resulting From Tax Reform	$ 674	$ 0	$ 0
Regulatory Charges Resulting From Tax Reform	776	0	$ 0
Regulatory Assets and Liabilities Disclosure [Abstract]
Regulatory Assets, Current	102	91
Regulatory Assets, Noncurrent	376	387
Total regulatory assets	478	478
Regulatory Liabilities, Current	18	11
Regulatory Liabilities, Noncurrent	1,250	498
Total regulatory liabilities	$ 1,268	509
Interest Capitalized [Abstract]
Minimum period of construction for capitalization of interest	3 months
Minimum total project cost for capitalization of interest	$ 1
Retirement Benefits, Description [Abstract]
Threshold For Amortization Of Unrecognized Actuarial Gains Losses	10.00%
Pension Benefits [Member]
Retirement Benefits, Description [Abstract]
Approximate Amortization Period Of Net Actuarial Gain Loss	13 years
Amortization Period Of Difference Between Expected And Actual Return On Plan Assets	5 years
Other Postretirement Benefits [Member]
Retirement Benefits, Description [Abstract]
Approximate Amortization Period Of Net Actuarial Gain Loss	7 years
Maximum [Member]
Regulatory Assets and Liabilities [Line Items]
Effective Income Tax Rate Reconciliation, Change in Enacted Tax Rate, Percent	35.00%
Maximum [Member] | Pension Benefits [Member]
Retirement Benefits, Description [Abstract]
Threshold For Market Related Value	110.00%
Minimum [Member]
Regulatory Assets and Liabilities [Line Items]
Effective Income Tax Rate Reconciliation, Change in Enacted Tax Rate, Percent	21.00%
Minimum [Member] | Pension Benefits [Member]
Retirement Benefits, Description [Abstract]
Threshold For Market Related Value	90.00%
Nonoperating Income (Expense) [Member]
Regulatory Assets and Liabilities [Line Items]
Regulatory Charges Resulting From Tax Reform	$ 11
Other Nonoperating Income (Expense) [Member]
Regulatory Assets and Liabilities [Line Items]
Regulatory Charges Resulting From Tax Reform	$ 102
Contracts in Barnett Shale and Mid-Continent regions [Member]
Regulatory Assets and Liabilities [Line Items]
Deferred Revenue, Additions		$ 820